Summary of Significant Accounting Policies (Tables) - The Arena Group Holdings Inc [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Disaggregation of Revenue

The following table provides information about disaggregated revenue by category, geographical market and timing of revenue recognition:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Revenue by category:
Digital revenue
Digital advertising	$36,659	$28,512	$89,458	$74,849
Digital subscriptions	3,181	4,629	10,430	16,580
Licensing and syndication revenue	4,468	4,391	13,523	11,820
Other digital revenue	1,516	458	3,486	1,374
Total digital revenue	45,824	37,990	116,897	104,623
Print revenue
Print advertising	2,259	3,443	7,677	7,786
Print subscriptions	15,335	15,844	49,030	46,863
Total print revenue	17,594	19,287	56,707	54,649
Total	$63,418	$57,277	$173,604	$159,272
Revenue by geographical market:
United States	$61,126	$55,374	$169,326	$156,447
Other	2,292	1,903	4,278	2,825
Total	$63,418	$57,277	$173,604	$159,272
Revenue by timing of recognition:
At point in time	$60,237	$52,648	$163,174	$142,692
Over time	3,181	4,629	10,430	16,580
Total	$63,418	$57,277	$173,604	$159,272

The following table provides information about disaggregated revenue by category, geographical market and timing of revenue recognition:

	Years Ended December 31,
	2022	2021
Revenue by category:
Digital revenue
Digital advertising	$109,317	$62,865
Digital subscriptions	21,156	29,629
Licensing and syndication revenue	18,173	8,471
Other digital revenue	1,166	43
Total digital revenue	149,812	101,008
Print revenue
Print advertising	10,214	9,051
Print subscriptions	60,909	79,081
Total print revenue	71,123	88,132
Total revenue	$220,935	$189,140
Revenue by geographical market:
United States	$212,270	$182,706
Other	8,665	6,434
Total revenue	$220,935	$189,140
Revenue by timing of recognition:
At point in time	$138,870	$159,512
Over time	82,065	29,628
Total revenue	$220,935	$189,140

Schedule of Contract with Customer, Asset and Liability

The following table provides information about contract balances:

	As of
	September 30, 2023 (unaudited)	December 31, 2022
Unearned revenue (short-term contract liabilities):
Digital revenue	$18,452	$18,571
Print revenue	45,305	40,132
	$63,757	$58,703
Unearned revenue (long-term contract liabilities):
Digital revenue	$738	$1,118
Print revenue	13,794	18,583
	$14,532	$19,701

The following table provides information about contract balances:

	As of December 31,
	2022	2021
Unearned revenue (short-term contract liabilities):
Digital revenue	$18,571	$14,693
Print revenue	40,132	39,337
	$58,703	$54,030
Unearned revenue (long-term contract liabilities):
Digital revenue	$1,118	$1,446
Print revenue	18,583	13,831
	$19,701	$15,277

Schedule of Cash and Restricted Cash

The following table reconciles total cash, cash equivalents, and restricted cash:

	As of December 31,
	2022	2021
Cash and cash equivalents	$13,871	$9,349
Restricted cash	502	502
Total cash, cash equivalents, and restricted cash	$14,373	$9,851

Schedule of Depreciation and Amortization, Useful Lives of Assets

Property and equipment is stated at cost less accumulated depreciation and amortization. Maintenance and repairs are charged to expense as incurred. Gains and losses from disposition of property and equipment are included on the statements of operations when realized. Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Office equipment and computers	1 – 3 years
Furniture and fixtures	1 – 5 years

Schedule of Common Stock Equivalent Shares Excluded From Diluted Calculations

	As of September 30,
	2023	2022
Series G convertible preferred stock	8,582	8,582
Series H convertible preferred stock	-	2,008,728
Financing warrants	39,774	116,118
ABG Warrants	999,540	999,540
AllHipHop warrants	5,682	5,682
Publisher Partner Warrants	9,800	5,629
Restricted stock awards	-	97,402
Restricted stock units	845,903	1,488,345
Common stock options	5,744,890	6,228,853
Total	7,654,171	10,958,879

	As of December 31,
	2022	2021
Series G Preferred Stock	8,582	8,582
Series H Preferred Stock	1,981,128	2,075,200
Financing Warrants	107,956	116,118
ABG Warrants	999,540	999,540
AllHipHop Warrants	5,681	5,681
Publisher Partner Warrants	4,154	35,607
Restricted stock awards	97,403	194,806
Restricted stock units	994,766	1,636,111
Common stock options	6,199,521	5,525,395
Total	10,398,731	10,597,040